September 22, 2015

Supplement

SUPPLEMENT DATED SEPTEMBER 22, 2015 TO THE SUMMARY PROSPECTUS DATED
AUGUST 5, 2015 AND PROSPECTUS DATED JULY 29, 2015 OF
AIP Series Trust—AIP Dynamic Alpha Capture Fund
(the "Fund")

The contractual advisory fee rate of the Fund has been decreased, effective October 1, 2015. Accordingly, effective October 1, 2015, the Prospectus and Summary Prospectus are hereby amended as follows:

The Fund's Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—AIP Dynamic Alpha Capture Fund—Fees and Expenses—Annual Fund Operating Expenses" and under the section of the Summary Prospectus entitled "Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class IS
Advisory Fee*	0.55%	0.55%	0.55%	0.55%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%	1.00%	None	None
Other Expenses	4.35%	5.39%	4.00%	5.04%
Total Annual Fund Operating Expenses[4]	5.15%	6.94%	4.55%	5.59%
Fee Waiver and/or Expense Reimbursement[4]	3.65%	4.69%	3.38%	4.44%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	1.50%	2.25%	1.17%	1.15%

The Example information under the section of the Prospectus entitled "Fund Summary—AIP Dynamic Alpha Capture Fund—Fees and Expenses—Example" and under the section of the Summary Prospectus entitled "Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,700	$2,703	$5,197
Class C	$328	$1,627	$2,972	$6,112
Class I	$119	$1,068	$2,026	$4,458
Class IS	$117	$1,271	$2,412	$5,205

If You HELD Your Shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,700	$2,703	$5,197
Class C	$228	$1,627	$2,972	$6,112
Class I	$119	$1,068	$2,026	$4,458
Class IS	$117	$1,271	$2,412	$5,205

The following is added as the first footnote to the footnotes following the Fund's Example information under the section of the Prospectus entitled "Fund Summary—AIP Dynamic Alpha Capture Fund—Fees and Expenses—Example" and under the Section of the Summary Prospectus entitled "Fees and Expenses—Example":

*  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective October 1, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DACFSPT-0915

September 22, 2015

Supplement

SUPPLEMENT DATED SEPTEMBER 22, 2015 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
AIP Series Trust—AIP Dynamic Alpha Capture Fund, dated July 29, 2015
(the "Fund")

The contractual advisory fee rate of the Fund has been decreased, effective October 1, 2015. Accordingly, effective October 1, 2015, the Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser and Administrator" which shows the contractual advisory fee rate for the Fund is hereby deleted in its entirety and replaced with the following:

Name of Fund	Investment Advisory Fee Rates
AIP Dynamic Alpha Capture Fund	0.55% of the average daily net assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.